Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(In millions)

	Balance	Additions		Deductions
Description	at Beginning of Year	Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year
Allowance for doubtful accounts:
Fiscal year ended
December 29, 2012	$101	$6	$1	$(61)	$—	$47
December 31, 2011	$35	$72	$—	$(3)	$(3)	$101
January 1, 2011	$35	$4	$2	$(6)	$—	$35

(1)
Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.

(2)	In 2012, 2011 and 2010, $1 million, $(3) million, and $2 million, respectively, of “other” represents the effects of changes in foreign currency translation.